Description of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended
	Jun. 01, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Issuance Initial Public Offering			$ (780)	$ 0
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares of common stock issued		4,636,364
Common Class A [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares of common stock issued	4,636,364
Stock price, per share	$ 22
Proceeds from Issuance Initial Public Offering	$ 95,100
Underwriting Discount And Commissions	6,100
Deferred Offering Costs	800
Total Expenses Before Reimbursement	$ 8,700